Maintenance rights intangible and lease premium, net (Estimated future amortization expense for lease premium) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
2018	$ 24,870
2019	21,176
2020	21,176
2021	21,176
2022	21,176
Thereafter	177,238
Finite-lived intangible assets	286,812	$ 317,988
Lease Premiums [Member]
Finite-Lived Intangible Assets [Line Items]
2018	11,219
2019	10,466
2020	7,727
2021	5,394
2022	914
Thereafter	1,539
Finite-lived intangible assets	$ 37,259	$ 50,891